Fees Summary	Oct. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,686,000
Previously Paid Amount	0.00
Total Fee Amount	870.53
Total Offset Amount	0.00
Net Fee	870.53
Narrative - Max Aggregate Offering Price	$ 5,686,000
Final Prospectus	true